PREPAID EXPENSES (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Prepaid Expense, Current [Abstract]
Legal and regulatory fees	$ 68,628	$ 94,573	$ 9,167
Advertising and promotion	559,000	164,667
Rent expense	49,610	22,250
Professional fees	71,750	3,794
Total prepaid expenses	$ 748,988	$ 285,284	$ 9,167